BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS
BASIS OF PRESENTATION

NOTE 1: BASIS OF PRESENTATION

        CNH Capital LLC and its wholly-owned operating subsidiaries, including New Holland Credit Company, LLC ("New Holland Credit") and CNH Capital America LLC ("CNH Capital America"), and its majority-owned operating subsidiary CNH Capital Canada Ltd. (collectively, "CNH Capital" or the "Company"), are each a wholly-owned subsidiary of CNH America LLC ("CNH America"), which is an indirect wholly-owned subsidiary of CNH Global N.V. ("CNH Global" and together with its consolidated subsidiaries, "CNH"). CNH designs, manufactures, and sells agricultural and construction equipment. CNH Capital provides financial services for CNH America and CNH Canada Ltd. (collectively, "CNH North America") customers primarily located in the United States and Canada.

        As of March 31, 2013, Fiat Industrial S.p.A. ("Fiat Industrial," and together with its subsidiaries, the "Fiat Industrial Group") owned approximately 87% of CNH's outstanding common shares through its wholly-owned subsidiary, Fiat Netherlands Holding N.V. ("Fiat Netherlands").

        On November 25, 2012, Fiat Industrial and CNH Global announced that they entered into a definitive merger agreement to combine the businesses of Fiat Industrial and CNH Global. The terms of the definitive merger agreement provide that Fiat Industrial, which indirectly owns approximately 87% of the outstanding share capital of CNH Global, and CNH Global will each merge into a newly-formed company organized under the laws of the Netherlands ("NewCo"). The parties anticipate that the shares of NewCo will be listed on the New York Stock Exchange at the closing of the merger. NewCo will also use its reasonable best efforts to cause the NewCo shares to be admitted to listing on the Mercato Telematico Azionario managed by Borsa Italiana shortly following the closing of the merger. The merger is expected to close in the third quarter of 2013, subject to customary closing conditions including, among others, the approval of the merger by the shareholders of each of Fiat Industrial and CNH Global, customary regulatory approvals and a condition capping the exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors at €325 million in the aggregate. Fiat Industrial has agreed to vote all of its CNH Global shares in favor of the merger at the applicable CNH Global shareholders' meeting.

        The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") for interim financial information, which should be read in conjunction with the audited financial statements in its Annual Report on Form 10-K for the year ended December 31, 2012. Certain financial information that is normally included in annual financial statements prepared in conformity with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of our interim unaudited financial statements have been reflected.

        The consolidated financial statements include the Company and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of the Company's subsidiaries in which the Company has a controlling financial interest and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of a subsidiary, or based on the Company's determination that it is the primary beneficiary of a variable interest entity ("VIE"). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

        The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the residual values of equipment on operating leases and allowance for credit losses. Actual results could differ from those estimates.